JPMorgan Active High Yield ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 94.7%
Aerospace & Defense — 1.9%
ATI, Inc. 5.13%, 10/1/2031	5,470,000	5,480,415
Axon Enterprise, Inc. 6.25%, 3/15/2033 (a)	2,670,000	2,772,079
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	6,270,000	6,289,017
7.45%, 5/1/2034 (a)	2,270,000	2,540,110
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,320,000	1,295,008
4.13%, 4/15/2029 (a)	5,270,000	5,171,742
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	659,000	669,776
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,270,000	1,302,512
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	8,270,000	8,235,168
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,270,000	5,427,926
6.25%, 1/31/2034 (a)	728,000	754,819
		39,938,572
Automobile Components — 3.2%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	9,570,000	10,058,347
7.50%, 2/15/2033 (a)	5,170,000	5,352,413
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	1,165,000	1,162,960
5.88%, 6/1/2029 (a)	7,670,000	7,783,815
5.88%, 12/1/2033 (a)	720,000	726,559
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	4,270,000	4,092,446
Clarios Global LP
6.75%, 5/15/2028 (a)	8,970,000	9,201,489
6.75%, 9/15/2032 (a)	2,151,000	2,212,465
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	1,270,000	1,331,314
5.63% (Cash), 5/15/2027 (a) (b)	1,270,000	1,246,563
Dana, Inc. 4.50%, 2/15/2032	4,270,000	4,188,222
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,270,000	3,594,785
Forvia SE (France) 6.75%, 9/15/2033 (a)	670,000	682,075
Goodyear Tire & Rubber Co. (The)
6.63%, 7/15/2030	5,270,000	5,355,320
5.63%, 4/30/2033	1,770,000	1,667,154
Icahn Enterprises LP 5.25%, 5/15/2027	2,071,000	2,044,385
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (b)	3,370,000	3,368,514
8.00% (Cash), 11/15/2032 (a) (b)	3,170,000	3,302,405
		67,371,231
Beverages — 0.3%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,270,000	6,306,761
Broadline Retail — 0.4%
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (b)	1,000,000	952,500

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Wayfair LLC
7.75%, 9/15/2030 (a)	5,870,000	6,256,105
6.75%, 11/15/2032 (a)	1,163,000	1,186,671
		8,395,276
Building Products — 3.3%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	6,370,000	6,494,304
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	5,770,000	6,009,397
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	14,870,000	15,410,569
Griffon Corp. 5.75%, 3/1/2028	3,370,000	3,374,111
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	4,350,000	3,735,810
7.00%, 9/1/2032 (a)	1,270,000	863,589
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,170,000	6,365,311
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,824,000	3,906,419
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	8,670,000	9,002,885
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	6,970,000	7,397,637
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	4,425,000	4,565,029
6.25%, 8/1/2033 (a)	2,784,000	2,855,396
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	570,000	552,691
		70,533,148
Chemicals — 3.2%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	870,000	869,956
Chemours Co. (The)
5.75%, 11/15/2028 (a)	6,270,000	6,085,337
8.00%, 1/15/2033 (a)	2,270,000	2,208,459
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	670,000	628,161
7.50%, 4/15/2029 (a)	11,670,000	10,473,986
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	6,170,000	5,247,585
NOVA Chemicals Corp. (Canada)
9.00%, 2/15/2030 (a)	8,270,000	8,848,393
7.00%, 12/1/2031 (a)	4,294,000	4,560,700
Olin Corp. 5.00%, 2/1/2030	2,307,000	2,267,294
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,870,000	1,831,057
4.00%, 4/1/2031	4,970,000	4,646,040
4.38%, 2/1/2032	4,270,000	3,992,425
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	1,970,000	1,980,780
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	570,000	536,592
7.38%, 3/1/2031 (a)	12,270,000	12,468,652
6.63%, 8/15/2032 (a)	1,593,000	1,581,279
		68,226,696
Commercial Services & Supplies — 4.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,270,000	5,684,051

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	5,870,000	5,711,234
4.88%, 7/15/2032 (a)	470,000	455,585
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	3,070,000	3,013,535
7.88%, 2/15/2031 (a)	5,070,000	5,337,985
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	1,170,000	1,136,846
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,592,000	4,594,741
Brink's Co. (The)
6.50%, 6/15/2029 (a)	1,270,000	1,311,355
6.75%, 6/15/2032 (a)	5,270,000	5,495,972
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	1,970,000	1,861,876
Clean Harbors, Inc. 5.75%, 10/15/2033 (a)	1,710,000	1,747,733
CoreCivic, Inc. 8.25%, 4/15/2029	9,870,000	10,398,272
Enviri Corp. 5.75%, 7/31/2027 (a)	730,000	730,891
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	3,070,000	3,147,401
6.00%, 6/1/2029 (a)	2,870,000	2,817,855
6.50%, 1/15/2031 (a)	1,444,000	1,482,516
GEO Group, Inc. (The)
8.63%, 4/15/2029	4,270,000	4,499,513
10.25%, 4/15/2031	1,270,000	1,393,568
GFL Environmental, Inc. 3.50%, 9/1/2028 (a)	14,070,000	13,805,048
Interface, Inc. 5.50%, 12/1/2028 (a)	970,000	968,788
Madison IAQ LLC
4.13%, 6/30/2028 (a)	8,170,000	8,014,838
5.88%, 6/30/2029 (a)	2,270,000	2,244,947
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	4,458,000	4,470,375
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,400,000	2,467,181
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,170,000	1,218,859
		94,010,965
Communications Equipment — 0.5%
CommScope LLC
8.25%, 3/1/2027 (a)	5,270,000	5,281,541
4.75%, 9/1/2029 (a)	4,270,000	4,262,613
9.50%, 12/15/2031 (a)	1,625,000	1,648,498
		11,192,652
Construction & Engineering — 0.5%
AECOM 6.00%, 8/1/2033 (a)	2,106,000	2,164,842
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	2,145,000	2,152,209
7.50%, 4/15/2032 (a)	2,660,000	2,796,107
Pike Corp.
5.50%, 9/1/2028 (a)	1,570,000	1,566,075
8.63%, 1/31/2031 (a)	1,870,000	1,976,974
		10,656,207

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction Materials — 0.3%
Knife River Corp. 7.75%, 5/1/2031 (a)	5,370,000	5,647,806
Consumer Finance — 2.0%
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	3,240,000	3,239,424
6.95%, 3/6/2026	670,000	672,974
2.70%, 8/10/2026	2,370,000	2,338,842
4.13%, 8/17/2027	17,300,000	17,124,026
7.20%, 6/10/2030	5,270,000	5,658,890
5.73%, 9/5/2030	1,002,000	1,019,747
OneMain Finance Corp.
7.13%, 3/15/2026	10,170,000	10,234,854
6.75%, 3/15/2032	2,070,000	2,115,619
		42,404,376
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	18,070,000	18,056,552
5.50%, 3/31/2031 (a)	605,000	613,268
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	5,155,000	5,154,685
6.13%, 9/15/2032 (a)	985,000	1,013,360
US Foods, Inc. 6.88%, 9/15/2028 (a)	8,170,000	8,450,223
		33,288,088
Containers & Packaging — 1.5%
Ardagh Group SA 12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (c)	2,000,000	1,803,139
Ball Corp.
6.00%, 6/15/2029	1,170,000	1,204,171
2.88%, 8/15/2030	570,000	525,577
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	5,270,000	5,317,504
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,270,000	1,267,109
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	970,000	986,397
LABL, Inc. 8.63%, 10/1/2031 (a)	7,170,000	4,378,839
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	2,000,000	1,928,352
9.25%, 4/15/2030 (a)	5,649,000	5,310,063
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031 (a)	4,270,000	4,323,375
7.38%, 6/1/2032 (a)	770,000	774,659
Sealed Air Corp. 6.13%, 2/1/2028 (a)	2,270,000	2,308,324
TriMas Corp. 4.13%, 4/15/2029 (a)	870,000	853,684
		30,981,193
Diversified Consumer Services — 0.1%
Service Corp. International
5.13%, 6/1/2029	870,000	872,283
3.38%, 8/15/2030	1,970,000	1,846,071
		2,718,354

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.3%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	470,000	452,411
VICI Properties LP 4.25%, 12/1/2026 (a)	4,970,000	4,967,376
		5,419,787
Diversified Telecommunication Services — 6.3%
Altice France Holding SA, Escrow (France) 8.13%, 2/1/2027 ‡ (d)	80,000	80,000
Altice France SA (France) 9.50%, 11/1/2029 (a)	3,788,892	3,888,589
CCO Holdings LLC
5.13%, 5/1/2027 (a)	30,170,000	30,127,448
5.00%, 2/1/2028 (a)	10,770,000	10,680,062
6.38%, 9/1/2029 (a)	20,451,000	20,746,231
4.50%, 8/15/2030 (a)	2,170,000	2,030,452
4.25%, 2/1/2031 (a)	4,870,000	4,486,397
4.75%, 2/1/2032 (a)	5,570,000	5,117,912
4.50%, 5/1/2032	470,000	423,408
4.50%, 6/1/2033 (a)	19,470,000	17,104,516
Cipher Compute LLC 7.13%, 11/15/2030 (a)	1,392,000	1,414,188
Connect Holding II LLC 10.50%, 4/3/2031 (a)	2,695,000	2,554,554
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	5,670,000	5,677,660
6.75%, 5/1/2029 (a)	6,970,000	7,035,379
GCI LLC 4.75%, 10/15/2028 (a)	4,950,000	4,796,756
Level 3 Financing, Inc.
3.88%, 10/15/2030 (a)	2,270,000	2,031,128
6.88%, 6/30/2033 (a)	6,715,000	6,838,469
7.00%, 3/31/2034 (a)	2,778,894	2,846,254
WULF Compute LLC 7.75%, 10/15/2030 (a)	5,082,000	5,254,384
		133,133,787
Electric Utilities — 1.8%
NRG Energy, Inc.
5.75%, 1/15/2028	2,570,000	2,577,127
5.25%, 6/15/2029 (a)	570,000	572,403
5.75%, 7/15/2029 (a)	6,570,000	6,602,764
3.63%, 2/15/2031 (a)	3,970,000	3,715,321
3.88%, 2/15/2032 (a)	2,670,000	2,495,366
7.00%, 3/15/2033 (a)	1,070,000	1,186,922
5.75%, 1/15/2034 (a)	2,679,000	2,700,478
6.00%, 1/15/2036 (a)	2,009,000	2,040,324
PG&E Corp. 5.00%, 7/1/2028	4,570,000	4,536,675
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	2,805,000	2,813,982
7.75%, 10/15/2031 (a)	970,000	1,030,325
6.88%, 4/15/2032 (a)	6,470,000	6,804,816
VoltaGrid LLC 7.38%, 11/1/2030 (a)	2,167,000	2,161,120
		39,237,623

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a)	7,973,000	7,901,495
Sensata Technologies, Inc. 6.63%, 7/15/2032 (a)	7,320,000	7,652,167
		15,553,662
Energy Equipment & Services — 2.0%
Archrock Partners LP
6.25%, 4/1/2028 (a)	6,870,000	6,912,182
6.63%, 9/1/2032 (a)	1,170,000	1,204,777
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	7,570,000	8,052,338
Kodiak Gas Services LLC
7.25%, 2/15/2029 (a)	6,270,000	6,537,183
6.50%, 10/1/2033 (a)	653,000	666,095
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,270,000	2,358,258
Transocean International Ltd.
8.25%, 5/15/2029 (a)	6,870,000	6,988,281
8.75%, 2/15/2030 (a)	3,750,000	3,909,772
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,770,000	2,889,838
WBI Operating LLC 6.25%, 10/15/2030 (a)	2,244,000	2,244,898
		41,763,622
Entertainment — 1.3%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,270,000	3,261,482
7.00%, 8/1/2032 (a)	2,270,000	2,366,025
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	18,170,000	18,351,246
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	3,205,000	2,928,569
WMG Acquisition Corp. 3.00%, 2/15/2031 (a)	1,870,000	1,742,353
		28,649,675
Financial Services — 1.9%
Block, Inc.
2.75%, 6/1/2026	5,270,000	5,225,717
5.63%, 8/15/2030 (a)	898,000	915,003
6.50%, 5/15/2032	1,265,000	1,322,017
6.00%, 8/15/2033 (a)	718,000	737,929
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,170,000	2,304,432
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	2,210,000	2,105,725
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	2,641,000	2,854,440
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	2,670,000	2,769,572
6.13%, 8/1/2030 (a)	3,870,000	4,017,300
7.13%, 2/1/2032 (a)	2,870,000	3,017,438
6.38%, 8/1/2033 (a)	2,270,000	2,377,072
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	2,270,000	2,192,550
3.88%, 3/1/2031 (a)	2,270,000	2,146,879
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,270,000	7,556,525
		39,542,599

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — 0.7%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	5,470,000	5,472,853
Post Holdings, Inc.
4.50%, 9/15/2031 (a)	1,270,000	1,197,565
6.25%, 2/15/2032 (a)	7,270,000	7,506,762
6.25%, 10/15/2034 (a)	1,270,000	1,289,865
		15,467,045
Gas Utilities — 0.4%
AmeriGas Partners LP
5.75%, 5/20/2027	2,252,000	2,260,803
9.50%, 6/1/2030 (a)	4,270,000	4,525,363
Suburban Propane Partners LP
5.88%, 3/1/2027	1,570,000	1,572,859
5.00%, 6/1/2031 (a)	970,000	931,065
		9,290,090
Ground Transportation — 2.8%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	2,270,000	2,213,790
5.38%, 3/1/2029 (a)	5,270,000	5,108,287
8.25%, 1/15/2030 (a)	7,270,000	7,486,947
8.38%, 6/15/2032 (a)	2,270,000	2,337,269
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	9,670,000	9,869,744
8.00%, 3/15/2033 (a)	2,770,000	2,823,547
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,170,000	2,231,352
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	3,624,000	3,529,471
12.63%, 7/15/2029 (a)	10,070,000	10,060,798
5.00%, 12/1/2029 (a)	3,270,000	2,250,533
RXO, Inc. 7.50%, 11/15/2027 (a)	2,170,000	2,210,688
XPO, Inc.
6.25%, 6/1/2028 (a)	3,670,000	3,745,029
7.13%, 6/1/2031 (a)	4,870,000	5,094,541
		58,961,996
Health Care Equipment & Supplies — 1.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	8,870,000	8,786,226
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,000,000	2,085,000
Hologic, Inc. 4.63%, 2/1/2028 (a)	670,000	670,566
Medline Borrower LP
6.25%, 4/1/2029 (a)	13,370,000	13,828,858
5.25%, 10/1/2029 (a)	5,270,000	5,282,311
Teleflex, Inc. 4.63%, 11/15/2027	1,170,000	1,163,736
		31,816,697
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a)	8,270,000	8,427,692
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	570,000	558,932

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	1,665,000	1,664,864
5.25%, 5/15/2030 (a)	3,270,000	3,089,154
4.75%, 2/15/2031 (a)	5,355,000	4,790,794
10.88%, 1/15/2032 (a)	4,770,000	5,152,196
DaVita, Inc.
3.75%, 2/15/2031 (a)	570,000	528,565
6.88%, 9/1/2032 (a)	4,270,000	4,443,055
Encompass Health Corp. 4.50%, 2/1/2028	5,770,000	5,759,356
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	1,372,000	1,445,540
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	2,255,000	2,194,590
6.50%, 2/15/2031 (a)	1,599,000	1,633,401
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	3,270,000	2,312,534
6.63%, 4/1/2030 (a)	2,270,000	1,455,765
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,361,000	4,529,989
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	1,970,000	2,074,735
Tenet Healthcare Corp.
5.13%, 11/1/2027	14,558,000	14,559,412
6.13%, 6/15/2030	8,270,000	8,453,106
		73,073,680
Health Care REITs — 0.2%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,270,000	3,455,684
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,922,000	2,920,066
5.00%, 5/15/2027 (a)	4,377,000	4,372,037
6.25%, 6/1/2032 (a)	8,565,000	8,958,690
		16,250,793
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP
4.75%, 10/15/2027	770,000	768,220
7.25%, 7/15/2028 (a)	11,670,000	12,039,355
6.50%, 4/1/2032 (a)	1,895,000	1,963,991
		14,771,566
Hotels, Restaurants & Leisure — 6.2%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	3,070,000	2,925,362
Acushnet Co. 5.63%, 12/1/2033 (a)	399,000	402,100
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,848,000	2,802,680
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	5,270,000	5,455,520
6.50%, 2/15/2032 (a)	5,270,000	5,360,391
Carnival Corp.
4.00%, 8/1/2028 (a)	570,000	560,179
7.00%, 8/15/2029 (a)	6,570,000	6,897,403

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.88%, 6/15/2031 (a)	2,870,000	2,955,098
5.75%, 8/1/2032 (a)	4,821,000	4,942,070
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	570,000	571,048
4.75%, 1/15/2028 (a)	547,000	544,554
5.75%, 4/1/2030 (a)	871,000	877,745
6.75%, 5/1/2031 (a)	1,070,000	1,103,604
Hilton Domestic Operating Co., Inc. 5.75%, 9/15/2033 (a)	2,970,000	3,044,220
Hilton Grand Vacations Borrower LLC 6.63%, 1/15/2032 (a)	2,117,000	2,156,160
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	12,670,000	12,668,149
MGM Resorts International
4.63%, 9/1/2026	2,170,000	2,167,023
4.75%, 10/15/2028	5,870,000	5,839,347
6.50%, 4/15/2032	1,370,000	1,406,205
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,770,000	1,746,721
Rivers Enterprise Lender LLC 6.25%, 10/15/2030 (a)	788,000	799,989
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	5,070,000	5,246,178
6.00%, 2/1/2033 (a)	21,570,000	22,208,834
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	720,000	710,779
7.25%, 5/15/2031 (a)	6,770,000	6,455,432
6.63%, 5/1/2032 (a)	8,314,000	8,293,694
Station Casinos LLC
4.50%, 2/15/2028 (a)	7,470,000	7,388,824
4.63%, 12/1/2031 (a)	1,193,000	1,128,904
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	1,174,000	1,191,228
6.50%, 5/15/2032 (a)	3,170,000	3,295,228
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	3,177,000	3,228,506
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	4,870,000	4,894,438
7.13%, 2/15/2031 (a)	2,200,000	2,376,748
		131,644,361
Household Durables — 1.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	3,270,000	2,213,121
M/I Homes, Inc. 4.95%, 2/1/2028	2,270,000	2,263,692
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	6,270,000	6,526,919
6.38%, 5/15/2030	6,270,000	6,025,302
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	2,870,000	2,794,524
3.88%, 10/15/2031 (a)	2,870,000	2,685,208
TopBuild Corp.
3.63%, 3/15/2029 (a)	2,370,000	2,286,590
5.63%, 1/31/2034 (a)	1,280,000	1,297,474
		26,092,830

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	2,070,000	2,067,924
4.13%, 4/30/2031 (a)	2,470,000	2,331,775
		4,399,699
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.
5.13%, 3/15/2028 (a)	3,270,000	3,279,172
4.63%, 2/1/2029 (a)	2,670,000	2,650,365
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	6,092,000	6,207,285
		12,136,822
Interactive Media & Services — 0.2%
Snap, Inc. 6.88%, 3/1/2033 (a)	5,170,000	5,325,798
IT Services — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	4,984,000	5,000,492
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	8,170,000	8,051,319
ASGN, Inc. 4.63%, 5/15/2028 (a)	870,000	852,352
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	3,270,000	2,856,786
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,370,000	3,109,180
9.00%, 2/1/2031 (a)	3,444,000	3,116,455
		22,986,584
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	1,770,000	1,846,163
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	570,000	564,082
3.75%, 3/15/2029 (a)	770,000	742,905
		1,306,987
Machinery — 1.7%
Chart Industries, Inc. 9.50%, 1/1/2031 (a)	5,270,000	5,626,357
Hillenbrand, Inc. 6.25%, 2/15/2029	4,270,000	4,372,339
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	2,670,000	2,744,210
Terex Corp.
5.00%, 5/15/2029 (a)	1,222,000	1,214,035
6.25%, 10/15/2032 (a)	7,470,000	7,626,594
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	6,470,000	6,737,308
Wabash National Corp. 4.50%, 10/15/2028 (a)	8,370,000	7,661,412
		35,982,255
Media — 9.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	5,470,000	5,471,597
7.50%, 6/1/2029 (a)	8,170,000	8,081,278
7.13%, 2/15/2031 (a)	6,484,000	6,748,593
7.50%, 3/15/2033 (a)	3,240,000	3,405,454

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
CSC Holdings LLC
5.38%, 2/1/2028 (a)	584,000	423,296
11.25%, 5/15/2028 (a)	1,170,000	907,546
11.75%, 1/31/2029 (a)	2,370,000	1,670,651
6.50%, 2/1/2029 (a)	8,270,000	5,193,940
5.75%, 1/15/2030 (a)	2,270,000	838,565
4.63%, 12/1/2030 (a)	1,270,000	453,566
3.38%, 2/15/2031 (a)	2,270,000	1,260,618
4.50%, 11/15/2031 (a)	5,176,000	2,926,435
Directv Financing LLC 5.88%, 8/15/2027 (a)	5,270,000	5,271,555
Discovery Communications LLC 5.00%, 9/20/2037	930,000	791,058
DISH DBS Corp.
7.75%, 7/1/2026	9,900,000	9,692,201
5.25%, 12/1/2026 (a)	11,970,000	11,693,883
7.38%, 7/1/2028	1,270,000	1,183,894
5.75%, 12/1/2028 (a)	3,270,000	3,159,932
DISH Network Corp. 11.75%, 11/15/2027 (a)	11,670,000	12,185,931
EchoStar Corp.
10.75%, 11/30/2029	2,970,000	3,274,425
6.75% (PIK), 11/30/2030 (b)	2,770,000	2,876,236
Gray Media, Inc.
10.50%, 7/15/2029 (a)	9,370,000	10,098,124
4.75%, 10/15/2030 (a)	5,230,000	4,035,765
5.38%, 11/15/2031 (a)	2,715,000	2,041,828
7.25%, 8/15/2033 (a)	3,481,000	3,487,022
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	13,270,000	12,278,996
10.88%, 5/1/2030 (a)	5,770,000	4,748,338
7.75%, 8/15/2030 (a)	2,270,000	1,937,936
Midcontinent Communications 8.00%, 8/15/2032 (a)	3,155,000	3,182,136
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	444,000	441,977
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	13,260,000	13,270,330
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	3,770,000	3,995,280
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	6,170,000	6,427,721
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	7,270,000	7,271,628
4.00%, 7/15/2028 (a)	11,270,000	10,986,369
5.50%, 7/1/2029 (a)	4,270,000	4,291,969
Stagwell Global LLC 5.63%, 8/15/2029 (a)	4,505,000	4,377,712
TEGNA, Inc. 5.00%, 9/15/2029	2,130,000	2,110,318
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	5,867,000	6,054,644
4.50%, 5/1/2029 (a)	1,381,000	1,316,750
7.38%, 6/30/2030 (a)	2,300,000	2,333,200
9.38%, 8/1/2032 (a)	1,179,000	1,251,582
		193,450,279

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — 1.4%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a)	3,406,000	3,335,287
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	800,000	822,604
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,670,000	2,675,805
Cleveland-Cliffs, Inc.
6.75%, 4/15/2030 (a)	1,370,000	1,399,563
7.50%, 9/15/2031 (a)	2,970,000	3,106,148
7.00%, 3/15/2032 (a)	6,970,000	7,144,571
7.63%, 1/15/2034 (a)	814,000	844,627
Commercial Metals Co. 5.75%, 11/15/2033 (a)	1,727,000	1,766,080
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	3,070,000	3,196,039
Fortescue Treasury Pty. Ltd. (Australia) 6.13%, 4/15/2032 (a)	2,270,000	2,369,371
Novelis Corp.
6.88%, 1/30/2030 (a)	1,470,000	1,523,242
6.38%, 8/15/2033 (a)	1,049,000	1,058,534
		29,241,871
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	6,370,000	6,320,965
6.50%, 10/15/2030 (a)	470,000	489,935
		6,810,900
Oil, Gas & Consumable Fuels — 12.5%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,645,000	1,646,951
5.38%, 6/15/2029 (a)	5,980,000	5,999,720
5.75%, 10/15/2033 (a)	1,320,000	1,326,526
Antero Resources Corp.
7.63%, 2/1/2029 (a)	4,270,000	4,338,320
5.38%, 3/1/2030 (a)	2,270,000	2,290,882
Ascent Resources Utica Holdings LLC 6.63%, 7/15/2033 (a)	9,670,000	9,855,611
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	4,000,000	4,218,928
7.38%, 3/15/2032 (a)	2,653,000	2,695,201
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	3,140,000	3,274,860
Buckeye Partners LP
3.95%, 12/1/2026	2,170,000	2,156,245
6.75%, 2/1/2030 (a)	5,770,000	6,043,267
Chord Energy Corp. 6.00%, 10/1/2030 (a)	3,649,000	3,679,247
Civitas Resources, Inc.
8.75%, 7/1/2031 (a)	970,000	1,010,103
9.63%, 6/15/2033 (a)	7,070,000	7,624,804
CNX Resources Corp. 7.38%, 1/15/2031 (a)	5,570,000	5,782,211
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,470,000	5,439,865
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	4,223,000	4,111,771
7.38%, 1/15/2033 (a)	1,996,000	1,891,264
8.38%, 1/15/2034 (a)	2,453,000	2,419,149
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	4,570,000	4,486,627

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp. 7.50%, 6/1/2027	970,000	985,278
Expand Energy Corp. 4.75%, 2/1/2032	13,170,000	13,024,779
Genesis Energy LP
7.75%, 2/1/2028	2,970,000	2,989,944
8.25%, 1/15/2029	4,270,000	4,459,873
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,470,000	2,549,767
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	6,370,000	6,460,244
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	5,175,000	5,176,009
Hilcorp Energy I LP
8.38%, 11/1/2033 (a)	4,270,000	4,377,813
6.88%, 5/15/2034 (a)	2,270,000	2,127,043
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	2,525,000	2,665,106
6.63%, 1/15/2034 (a)	1,220,000	1,250,682
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,170,000	1,203,619
5.88%, 6/15/2030 (a)	6,070,000	6,118,384
Matador Resources Co.
6.88%, 4/15/2028 (a)	4,470,000	4,578,523
6.50%, 4/15/2032 (a)	670,000	680,433
6.25%, 4/15/2033 (a)	4,970,000	4,963,310
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	8,470,000	8,713,275
NuStar Logistics LP
6.00%, 6/1/2026	6,970,000	6,988,484
5.63%, 4/28/2027	670,000	676,850
6.38%, 10/1/2030	2,570,000	2,692,283
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	11,670,000	11,707,659
7.00%, 1/15/2032 (a)	2,170,000	2,259,677
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,270,000	5,447,383
Range Resources Corp. 4.75%, 2/15/2030 (a)	2,500,000	2,466,692
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	1,070,000	1,122,629
SM Energy Co.
6.50%, 7/15/2028	4,170,000	4,217,784
7.00%, 8/1/2032 (a)	5,101,000	4,990,785
Sunoco LP
7.00%, 9/15/2028 (a)	1,270,000	1,309,729
7.00%, 5/1/2029 (a)	3,970,000	4,132,496
7.25%, 5/1/2032 (a)	6,470,000	6,828,144
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	10,170,000	10,552,555
6.00%, 12/31/2030 (a)	5,000,000	4,983,333
6.75%, 3/15/2034 (a)	2,224,000	2,226,629
Venture Global Calcasieu Pass LLC 6.25%, 1/15/2030 (a)	2,170,000	2,191,170
Venture Global LNG, Inc.
7.00%, 1/15/2030 (a)	240,000	235,439
9.88%, 2/1/2032 (a)	15,700,000	16,345,772

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	10,424,000	10,781,574
6.75%, 1/15/2036 (a)	1,927,000	2,019,770
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	8,270,000	8,014,564
		264,807,035
Passenger Airlines — 1.9%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	5,270,000	5,394,984
5.75%, 4/20/2029 (a)	15,270,000	15,449,728
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	7,370,000	7,279,715
United Airlines, Inc.
4.38%, 4/15/2026 (a)	4,670,000	4,664,112
4.63%, 4/15/2029 (a)	770,000	766,104
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	3,470,000	3,491,660
9.50%, 6/1/2028 (a)	3,170,000	3,283,020
		40,329,323
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,470,000	2,464,820
Pharmaceuticals — 1.6%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	10,270,000	10,617,280
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	3,270,000	2,959,335
11.00%, 9/30/2028 (a)	2,270,000	2,372,759
5.00%, 2/15/2029 (a)	4,270,000	3,395,043
5.25%, 1/30/2030 (a)	4,270,000	3,138,450
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (e)	1,985,000	2,080,542
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	570,000	592,957
Organon & Co.
5.13%, 4/30/2031 (a)	8,770,000	7,344,479
6.75%, 5/15/2034 (a)	565,000	508,442
7.88%, 5/15/2034 (a)	992,000	834,207
		33,843,494
Professional Services — 0.4%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,046,000	1,041,954
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	6,270,000	6,488,704
		7,530,658
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	1,270,000	1,221,390
5.25%, 4/15/2030 (a)	1,270,000	1,183,657
9.75%, 4/15/2030 (a)	2,270,000	2,466,026
		4,871,073
Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	1,459,000	1,485,291

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	4,193,000	4,485,520
Entegris, Inc. 5.95%, 6/15/2030 (a)	13,470,000	13,789,441
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	4,409,000	4,536,910
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,402,000	1,366,717
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	715,000	733,820
6.25%, 8/15/2033 (a)	2,318,000	2,402,218
		28,799,917
Software — 1.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	5,045,000	5,010,428
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,270,000	1,251,859
6.00%, 5/15/2033 (a)	202,000	207,626
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	1,470,000	1,512,674
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	4,715,000	4,671,003
Open Text Holdings, Inc. (Canada) 4.13%, 12/1/2031 (a)	2,470,000	2,296,087
RingCentral, Inc. 8.50%, 8/15/2030 (a)	6,270,000	6,671,725
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	9,875,000	9,873,416
6.50%, 6/1/2032 (a)	870,000	905,401
		32,400,219
Specialized REITs — 0.5%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	1,095,000	1,091,141
7.00%, 2/15/2029 (a)	5,070,000	5,207,894
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,186,000	2,230,000
6.25%, 9/15/2032 (a)	1,056,000	1,067,928
		9,596,963
Specialty Retail — 1.4%
Asbury Automotive Group, Inc. 4.75%, 3/1/2030	570,000	559,593
Bath & Body Works, Inc. 7.50%, 6/15/2029	5,070,000	5,157,763
Gap, Inc. (The) 3.88%, 10/1/2031 (a)	570,000	528,680
Lithia Motors, Inc.
5.50%, 10/1/2030 (a)	798,000	801,988
4.38%, 1/15/2031 (a)	1,170,000	1,122,917
PetSmart LLC 7.50%, 9/15/2032 (a)	6,302,000	6,350,261
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,970,000	1,926,143
Staples, Inc.
10.75%, 9/1/2029 (a)	12,270,000	12,059,458
12.75%, 1/15/2030 (a)	1,270,000	1,001,006
		29,507,809
Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,170,000	2,303,932
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030 (a)	3,570,000	3,676,008

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Xerox Corp. 10.25%, 10/15/2030 (a)	3,270,000	3,352,721
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	2,270,000	833,060
		10,165,721
Trading Companies & Distributors — 2.2%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	2,270,000	2,244,307
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	9,570,000	10,045,935
Imola Merger Corp. 4.75%, 5/15/2029 (a)	7,370,000	7,279,691
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	770,000	804,123
United Rentals North America, Inc.
4.88%, 1/15/2028	4,343,000	4,342,400
5.25%, 1/15/2030	2,570,000	2,604,155
5.38%, 11/15/2033 (a)	1,094,000	1,096,513
6.13%, 3/15/2034 (a)	9,570,000	9,994,908
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	4,870,000	5,031,572
6.38%, 3/15/2033 (a)	2,570,000	2,687,876
		46,131,480
Wireless Telecommunication Services — 0.3%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	6,270,000	6,658,746
Total Corporate Bonds (Cost $1,994,526,909)		2,006,391,438
	SHARES
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (f) (g) (Cost $79,515,669)	79,515,669	79,515,669
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (f) (g) (Cost $79,200)	79,200	79,200
Total Short-Term Investments (Cost $79,594,869)		79,594,869
Total Investments — 98.4% (Cost $2,074,121,778)		2,085,986,307
Other Assets in Excess of Liabilities — 1.6%		33,434,215
NET ASSETS — 100.0%		2,119,420,522

Percentages indicated are based on net assets.

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	The security or a portion of this security is on loan at November 30, 2025. The total value of securities on loan at November 30, 2025 is $80,000.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Aerospace & Defense	$—	$39,938,572	$—	$39,938,572
Automobile Components	—	67,371,231	—	67,371,231
Beverages	—	6,306,761	—	6,306,761
Broadline Retail	—	8,395,276	—	8,395,276
Building Products	—	70,533,148	—	70,533,148
Chemicals	—	68,226,696	—	68,226,696
Commercial Services & Supplies	—	94,010,965	—	94,010,965
Communications Equipment	—	11,192,652	—	11,192,652
Construction & Engineering	—	10,656,207	—	10,656,207
Construction Materials	—	5,647,806	—	5,647,806
Consumer Finance	—	42,404,376	—	42,404,376
Consumer Staples Distribution & Retail	—	33,288,088	—	33,288,088
Containers & Packaging	—	30,981,193	—	30,981,193
Diversified Consumer Services	—	2,718,354	—	2,718,354
Diversified REITs	—	5,419,787	—	5,419,787
Diversified Telecommunication Services	—	133,053,787	80,000	133,133,787
Electric Utilities	—	39,237,623	—	39,237,623
Electronic Equipment, Instruments & Components	—	15,553,662	—	15,553,662
Energy Equipment & Services	—	41,763,622	—	41,763,622
Entertainment	—	28,649,675	—	28,649,675
Financial Services	—	39,542,599	—	39,542,599
Food Products	—	15,467,045	—	15,467,045
Gas Utilities	—	9,290,090	—	9,290,090
Ground Transportation	—	58,961,996	—	58,961,996
Health Care Equipment & Supplies	—	31,816,697	—	31,816,697
Health Care Providers & Services	—	73,073,680	—	73,073,680
Health Care REITs	—	3,455,684	—	3,455,684
Health Care Technology	—	16,250,793	—	16,250,793
Hotel & Resort REITs	—	14,771,566	—	14,771,566
Hotels, Restaurants & Leisure	—	131,644,361	—	131,644,361
Household Durables	—	26,092,830	—	26,092,830
Household Products	—	4,399,699	—	4,399,699
Independent Power and Renewable Electricity Producers	—	12,136,822	—	12,136,822
Interactive Media & Services	—	5,325,798	—	5,325,798
IT Services	—	22,986,584	—	22,986,584
Leisure Products	—	1,846,163	—	1,846,163
Life Sciences Tools & Services	—	1,306,987	—	1,306,987
Machinery	—	35,982,255	—	35,982,255
Media	—	193,450,279	—	193,450,279
Metals & Mining	—	29,241,871	—	29,241,871
Mortgage Real Estate Investment Trusts (REITs)	—	6,810,900	—	6,810,900
Oil, Gas & Consumable Fuels	—	264,807,035	—	264,807,035
Passenger Airlines	—	40,329,323	—	40,329,323

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Personal Care Products	$—	$2,464,820	$—	$2,464,820
Pharmaceuticals	—	33,843,494	—	33,843,494
Professional Services	—	7,530,658	—	7,530,658
Real Estate Management & Development	—	4,871,073	—	4,871,073
Semiconductors & Semiconductor Equipment	—	28,799,917	—	28,799,917
Software	—	32,400,219	—	32,400,219
Specialized REITs	—	9,596,963	—	9,596,963
Specialty Retail	—	29,507,809	—	29,507,809
Technology Hardware, Storage & Peripherals	—	10,165,721	—	10,165,721
Trading Companies & Distributors	—	46,131,480	—	46,131,480
Wireless Telecommunication Services	—	6,658,746	—	6,658,746
Total Corporate Bonds	—	2,006,311,438	80,000	2,006,391,438
Short-Term Investments
Investment Companies	79,515,669	—	—	79,515,669
Investment of Cash Collateral from Securities Loaned	79,200	—	—	79,200
Total Short-Term Investments	79,594,869	—	—	79,594,869
Total Investments in Securities	$79,594,869	$2,006,311,438	$80,000	$2,085,986,307
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at June 24, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (b) (c)	$—	$20,468,250	$20,389,050	$—	$—	$79,200	79,200	$55,069	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (b) (c)	—	296,524,731	217,009,062	—	—	79,515,669	79,515,669	1,039,759	—
Total	$—	$316,992,981	$237,398,112	$—	$—	$79,594,869		$1,094,828	$—

(a)	Commencement of operations was June 24, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2025.